Preferred Stock	3 Months Ended
Mar. 31, 2014
Stockholders' Equity Note [Abstract]
Preferred Stock [Text Block]
Note 8 – Preferred Stock

Convertible Series A Preferred Stock

As of March 31, 2014, we have 100,000 shares of Convertible Series A Preferred Stock, with a par value of $0.0001 per share (“Series A”), outstanding.  The Series A has:

a)	Seniority and a liquidation preference over all classes of common stock, but is subordinate to our Series B Preferred Stock;
b)
Voting rights and powers equal to the voting rights and powers of our common stock. Each share of Series A is entitled to the number of votes that the holder would be entitled to upon the conversion of the shares into common stock;

c)	A stated liquidation value of $3.00 per share;
d)	No stated dividends; and
e)	An option by the holder to convert each share into common shares at a rate of one share of common for each share of Series A.

On January 27, 2014, we sold 100,000 shares of Series A for proceeds of $300,000.

Convertible Series B Preferred Stock

As of March 31, 2014, we have 951,250 shares of Convertible Series B Preferred Stock, with a par value of $0.0001 per share, (“2010 Series B PS”) outstanding.

The 2010 Series B PS has:

(a)	Seniority to all classes of common and preferred stock existing or issued in the future;
(b)
Voting rights and powers equal to the voting rights and powers of our common stock. Each share of 2010 Series B PS is entitled to the number of votes that the holder would be entitled to upon the conversion of the shares into common stock;

(c)
A stated liquidation value of $1.00 per share, and a liquidation preference of the greater of $1 per share, or the amount that would be due if all 2010 Series B PS shares had been converted to common stock immediately prior to the liquidation event;

(d)	No stated dividends;
(e)	An option by the holder to convert each share into common shares at a rate of 0.0635 shares of common for each share of 2010 Series B PS;

On February 4, 2014, a holder of 25,000 shares of our 2010 Series B PS converted his shares into 1,587 shares of common stock.

Convertible Series C Preferred Stock

On January 24, 2014, our Board authorized the issuance of up to 146,667 shares of Convertible Series C Preferred Stock (“Series C”), with a par value of $0.0001 per share.  The Series C has:

a)
Voting rights and powers equal to the voting rights and powers of our common stock. Each share of Series C is entitled to the number of votes that the holder would be entitled to upon the conversion of the shares into common stock;

b)	No stated dividends; and
c)	An option by the holder to convert each share into common shares at a rate of one share of common for each share of Series C.

On January 27, 2014, we issued 146,667 shares of Series C in exchange for 216,667 warrants, which were cancelled.

At March 31, 2014, there are 146,667 shares of Series C outstanding.

Convertible Series E Preferred Stock

On March 3, 2014, our Board authorized the issuance of up to 103,232 shares of Convertible Series E Preferred Stock (“Series E”), with a par value of $0.0001 per share.  The Series E has:

a)
Voting rights and powers equal to the voting rights and powers of our common stock. Each share of Series C is entitled to the number of votes that the holder would be entitled to upon the conversion of the shares into common stock;

b)	No stated dividends; and
c)	An option by the holder to convert each share into common shares at a rate of one share of common for each share of Series E.

In February 2014, we issued 103,232 shares of Series E upon the conversion of a $300,000 Convertible Note, plus accrued interest of $9,698.

At March 31, 2014, there are 103,232 shares of Series E outstanding.